Income Taxes - Reconciliation of the combined Canadian tax rate to effective rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
(Loss) Income before taxes - continuing operations	$ (91,826)	$ 87,021
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery (expense) at combined rate	$ 24,334	$ (23,061)
Difference in tax rates	12,224	(6,536)
Non-deductible amounts	(12,864)	(5,042)
Non-taxable amounts	2,294	33,314
Change in deferred tax assets not recognized	(25,485)	3,925
Change in tax rates, legislation	(112)	(80)
Prior year under provision	25	(235)
Other	(180)	58
Income tax recovery	$ 236	$ 2,343